Private Placement (Details) - Chardan Healthcare Acquisition 2 Corp.[Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Private Placement (Details) [Line Items]
Purchase of private placement warrants			$ 3,500,000		$ 3,500,000
Price per share (in Dollars per share)	$ 10.00		$ 10.00		$ 10.00
Aggregate purchase price of private placement warrant			$ 1,400,000		$ 1,400,000
Exercise price of warrants (in Dollars per share)	$ 11.50		$ 11.50		$ 11.50
Private placement warrants outstanding			$ 3,500,000
Changes in the fair value of warrant liabilities	$ (595,000)	$ 35,000	$ (280,000)	$ 35,000
Private Placement [Member]
Private Placement (Details) [Line Items]
Purchase of private placement warrants					$ 3,500,000
Price per share (in Dollars per share)	$ 0.40		$ 0.40		$ 0.40
Exercise price of warrants (in Dollars per share)					$ 11.50